Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0001888886
Registrant Name	Structure Therapeutics Inc.
Registration File Number	333-289326
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES